TRADE AND OTHER ACCOUNTS PAYABLE (Details) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
TRADE AND OTHER ACCOUNTS PAYABLE
Current	$ 384,801,630	$ 327,409,207
Non-current	3,015,284	256,273
Trade accounts payable	298,298,731	248,163,428
Withholding tax	60,738,656	54,812,365
Others	28,779,527	24,689,687
Total	$ 387,816,914	$ 327,665,480